Earnings (Loss) Per Share	12 Months Ended
Dec. 31, 2013
Earnings Per Share [Abstract]
Earnings (Loss) Per Share

24.	EARNINGS (LOSS) PER SHARE

Basic and diluted earnings (loss) per share for each of the years presented are calculated as follows:

	For the year ended December 31,
	2011	2012	2013
	RMB	RMB	RMB	US$
Numerator:
Net profit (loss)	45,939	57,656	(47,003)	(7,763)
Less: net profit attributable to noncontrolling interest	(27,495)	(1,332)	(1,223)	(202)

Net profit (loss) attributable to ordinary shareholders	18,444	56,324	(48,226)	(7,965)

Denominator:
Weighted-average number of shares outstanding—basic	259,595,677	342,533,167	364,353,974	364,353,974
Weighted-average number of stock options and RSUs granted in connection with the stock option plan	57,211,984	14,251,042	—	—

Weighted-average number of shares outstanding—diluted	316,807,661	356,784,209	364,353,974	364,353,974

Earnings (loss) per share—Basic:
Net profit (loss)	0.07	0.16	(0.13)	(0.02)

	0.07	0.16	(0.13)	(0.02)

Earnings (loss) per share—Diluted:
Net profit (loss)	0.06	0.16	(0.13)	(0.02)

	0.06	0.16	(0.13)	(0.02)

On March 31, 2011, the Company’s shareholders approved and executed a ten-for-one split of the Company’s ordinary shares and preferred shares. Each ordinary share and preferred share of the Company was subdivided into 10 shares at a par value of US$0.00001. All shares and per share amounts presented in the accompanying consolidated financial statements have been revised on a retroactive basis to give effect to the share split. The par value per ordinary share and preferred share has been retroactively revised as if it had been adjusted in proportion to the ten-for-one share split.

In 2011 and 2013, the Company issued 8,207,178 and 6,000,000 ordinary shares, respectively, to its share depositary bank which will be used to settle stock option awards upon their exercise. No consideration was received by the Company for this issuance of ordinary shares. These ordinary shares are legally issued and outstanding but are treated as escrowed shares for accounting purposes and therefore, have been excluded from the computation of earnings per share. Any ordinary shares not used in the settlement of stock option awards will be returned to the Company.

Contingently issuable shares related to the portion of contingent consideration for the acquisitions of the Managed Network Entities, Gehua, Fastweb, Tianwang and Yilong and iJoy (Note 4) in the form of shares that are based on targets that have been fixed are included in the computation of basic earnings per share as the Company does not expect any circumstances under which these shares would not be issued.